Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) from continuing operations before income taxes was as follows:

(In thousands)	2014	2013	2012
Domestic	$(104,740)	$(96,834)	$(260,044)
Foreign	62,536	85,638	(37,751)
Loss from continuing operations before income taxes	$(42,204)	$(11,196)	$(297,795)

Schedule of Income Tax (Expense) Benefit
"Income tax (expense) benefit" in the Consolidated Statements of Income consists of the following:

	December 31,
(In thousands)	2014	2013	2012
Current:
U.S. State and local	$(1,053)	$(920)	$(1,353)
International	(15,407)	(12,607)	(13,569)
Total current income tax (expense) benefit	(16,460)	(13,527)	(14,922)
Deferred:
U.S. Federal	—	—	(82,098)
U.S. State and local	(2,545)	1,258	(6,456)
International	(1,327)	7,650	(1,763)
Total deferred income tax (expense) benefit	(3,872)	8,908	(90,317)
Total income tax (expense) benefit	$(20,332)	$(4,619)	$(105,239)

Schedule of Deferred Income Taxes
The components of deferred income taxes included on the Consolidated Balance Sheets are as follows:

	December 31,
(In thousands)	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$285,858	$264,794
Other tax carryforwards	3,773	4,658
Employee benefits	34,649	30,759
Accrued expenses	36,042	30,937
Depreciation and amortization	18,765	21,517
Transaction costs	20,627	—
Other	18,734	16,374
Total deferred tax assets	418,448	369,039
Valuation allowance	(366,287)	(298,704)
Deferred tax assets, net	$52,161	$70,335
Deferred tax liabilities:
Depreciation and amortization	$(5,447)	$(5,895)
Growing crops	(18,158)	(18,482)
Trademarks	(115,649)	(124,402)
Discount on Convertible Notes	(9,312)	(13,803)
Other	(303)	(1,555)
Total deferred tax liabilities	(148,869)	(164,137)
Net deferred tax liabilities	$(96,708)	$(93,802)
Deferred taxes are included in the following captions in the Consolidated Balance Sheets:

	December 31,
(In thousands)	2014	2013
Other current assets	$4,557	$6,659
Investments and other assets, net	3,100	3,218
Deferred tax liabilities	(104,365)	(103,679)
Net deferred tax liability	$(96,708)	$(93,802)

Schedule of Effective Income Tax Benefit Reconciliation
"Income tax (expense) benefit" differs from income taxes computed at the U.S. federal statutory rate for the following reasons:

(In thousands)	2014	2013	2012
Income tax (expense) benefit computed at U.S. federal statutory rate	$14,771	$3,918	$104,228
State income taxes, net of federal benefit	2,910	219	(5,076)
Impact of foreign operations	29,203	10,879	(15,100)
Change in tax rates[1]	—	31,462	—
Change in valuation allowance	(57,805)	(52,279)	(133,135)
Goodwill impairment	—	—	(52,500)
Tax contingencies	(9,196)	182	(2,230)
Non-deductible compensation	(1,098)	—	—
Other	883	1,000	(1,426)
Income tax (expense) benefit	$(20,332)	$(4,619)	$(105,239)

Schedule of Unrecognized Tax Benefits Roll Forward
A summary of the activity for our unrecognized tax benefits follows:

(In thousands)	2014	2013	2012
Balance as of beginning of the year	$4,081	$5,925	$6,308
Additions of tax positions of prior years	6,441	56	3,815
Reductions of tax positions of prior years	(842)	—	—
Reductions due to lapse of the statute of limitations	(58)	(1,899)	(4,196)
Foreign currency exchange change	(1)	(1)	(2)
Balance as of end of the year	$9,621	$4,081	$5,925

Summary of Income Tax Examinations
The following tax years remain subject to examinations by major tax jurisdictions:

Tax Years
Tax Jurisdiction:
United States	2011 – current
Germany	2008 – current
Italy	2009 – current
Netherlands	2007 – current
Switzerland	2009 – current
Ecuador	2008 – current